PREPAID LEASE PAYMENTS FOR LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID LEASE PAYMENTS FOR LAND USE RIGHTS
Schedule of prepaid lease payments for land use rights

	As of December 31, 2011	As of December 31, 2012
Prepaid lease payments for land use rights	$33,718	$35,030
Current portion of prepaid lease payments for land use rights	(761)	(809)
Non-current portion of prepaid lease payments for land use rights	$32,957	$34,221